Average Annual Total Returns - Class A C Shares - Alger Responsible Investing Fund - AC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 04, 2000	28.65%	17.09%	13.24%	26.55%	14.99%	12.01%	18.41%	13.27%	10.74%	Sep. 24, 2008	33.66%	17.43%	12.96%	38.49%	21.00%	17.21%